Consolidated Statements of Loss and Comprehensive Loss (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Excise taxes	$ 0	$ 746,870	$ 643,476	$ 1,127,569	$ 1,877,543	$ 38,056
Subsidies deducted from cost of sales	0	(3,952)	0	927,753	924,644	932,483
Tax credits and grants					0	12,272
Subsidies deducted from selling, general and administrative expenses	$ 0	$ 427	$ 0	$ 100,178	99,840	1,431,033
Unrealized foreign currency gains, tax effect					$ 0	$ 0